Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2025
Insider Trading Policies and Procedures
Insider trading policy

We have an insider trading policy (the “Insider Trading Policy”) that governs the purchase, sale and other transactions of our securities by directors, officers and employees, as well as consultants, independent contractors or designated agents, and their respective family members and controlled entities. The Insider Trading Policy is designed to promote compliance with insider trading laws, rules, and regulations, and Nasdaq listing standards. Our Insider Trading Policy prohibits persons covered by the policy from engaging in certain speculative transactions or transactions designed to offset decreases in the market value of our securities, including short sales, publicly traded options and hedging. Our Insider Trading Policy also prohibits persons covered by the policy from holding our securities in a margin account or otherwise pledging our securities as collateral for a loan. The full text of our Insider Trading Policy, as amended February 24, 2026, was filed as Exhibit 19.1 to our Annual Report on Form 10-K for the year ended December 31, 2025.